Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from one to 120 months and are renewable upon negotiation. Rental expenses were $7,669,866, $8,601,039 and $10,078,033, for the years ended December 31, 2013, 2014 and 2015, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2015 were as follows:

Year Ended December 31	Amount
$
2016	9,446,098
2017	8,059,931
2018	3,787,386
2019	974,745
2020	713,510
Then thereafter	1,035,233

Total	24,016,903

(b) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.